Note 14 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		€ 35,737,000,000	€ 38,877,000,000	€ 32,530,000,000
Loans and advances to central banks		6,209,000,000	4,275,000,000	3,941,000,000
Loans and advances to banks		14,575,000,000	13,649,000,000	9,163,000,000
Loans and Advances to customers	[1]	311,147,000,000	382,360,000,000	374,027,000,000
Total Financial Assets At Amortised Cost		367,668,000,000	439,162,000,000	419,660,000,000
Public sector [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		28,727,000,000	31,526,000,000	25,014,000,000
Loans and Advances to customers		19,391,000,000	28,222,000,000	28,114,000,000
Credit Institutions [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		783,000,000	719,000,000	644,000,000
Other sectors [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		5,027,000,000	5,254,000,000	5,421,000,000
Loans and Advances to customers		9,817,000,000	11,207,000,000	9,468,000,000
TemporalAssetAcquisitions [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and advances to banks	[2]	1,914,000,000	1,817,000,000	478,000,000
Other loans and advances [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and advances to banks		12,661,000,000	11,832,000,000	8,685,000,000
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		1,200,000,000	1,379,000,000	1,451,000,000
Loans and Advances to customers		136,424,000,000	166,789,000,000	163,922,000,000
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers		145,515,000,000	176,142,000,000	172,522,000,000
Of which impaired loans and advances to customers [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	[3]	14,672,000,000	15,954,000,000	16,349,000,000
Of Which Loans And Advances Value Corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	[3]	(12,141,000,000)	(12,427,000,000)	(12,217,000,000)
Of which debt securities value corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost		€ (48,000,000)	€ (52,000,000)	€ (51,000,000)

[1]	(***) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[2]	(**) See Note 35.
[3]	(*) See Note 7.2